Item 1. Schedule of Investments:

--------------------------------

PUTNAM GROWTH OPPORTUNITIES FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Growth Opportunities Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (98.4%) (a)
Number of shares				Value
Aerospace and Defense (2.4%)

107,400	L-3 Communications Holdings, Inc.			$7,622,178
236,600	Lockheed Martin Corp.			14,420,770

				22,042,948
Airlines (0.6%)

394,100	Southwest Airlines Co. (S)			5,864,208
Banking (2.1%)

190,000	Commerce Bancorp, Inc. (S)			5,318,100
509,800	U.S. Bancorp			14,223,420

				19,541,520
Biotechnology (2.9%)

312,500	Amgen, Inc. (NON)			18,190,625
140,600	Genzyme Corp. (NON) (S)			8,240,566

				26,431,191
Building Materials (1.1%)

294,200	Masco Corp. (S)			9,264,358
19,700	Vulcan Materials Co.			1,044,888

				10,309,246
Cable Television (1.2%)

343,100	Comcast Corp. Class A (Special) (NON) (S)			10,886,563
Chemicals (0.7%)

97,500	PPG Industries, Inc.			6,586,125
Commercial and Consumer Services (2.7%)

264,500	eBay, Inc. (NON)			8,392,585
11,500	Google, Inc. Class A (NON)			2,530,000
394,000	Yahoo!, Inc. (NON)			13,596,940

				24,519,525
Communications Equipment (2.4%)

1,271,600	Cisco Systems, Inc. (NON)			21,973,248
Computers (4.6%)

214,600	Apple Computer, Inc. (NON) (S)			7,738,476
653,900	Dell, Inc. (NON)			22,775,337
648,400	EMC Corp. (NON)			8,507,008
49,100	Lexmark International, Inc. Class A (NON)			3,409,995

				42,430,816
Conglomerates (1.3%)

374,900	Tyco International, Ltd. (S)			11,738,119
Consumer Finance (4.1%)

251,600	Capital One Financial Corp. (S)			17,835,924
565,300	Countrywide Financial Corp.			20,458,207

				38,294,131
Consumer Goods (1.0%)

114,800	Avon Products, Inc.			4,601,184
120,200	Estee Lauder Cos., Inc. (The) Class A			4,616,882

				9,218,066
Consumer Services (1.2%)

540,600	Cendant Corp.			10,763,346
Containers (0.4%)

82,600	Sealed Air Corp. (NON) (S)			4,001,144
Electronics (2.9%)

394,180	Freescale Semiconductor, Inc. Class B (NON)			7,434,235
834,500	Intel Corp.			19,627,440

				27,061,675
Financial (6.4%)

59,600	Chicago Mercantile Exchange Holdings, Inc. (S)			11,652,992
229,100	Citigroup, Inc.			10,758,536
339,300	Fannie Mae			18,305,235
162,800	Freddie Mac			10,015,456
88,200	Investors Financial Services Corp. (S)			3,699,990
55,300	Moody's Corp.			4,542,342

				58,974,551
Health Care Services (5.7%)

269,700	Cardinal Health, Inc.			14,987,229
86,500	Express Scripts, Inc. (NON)			7,753,860
131,900	HCA, Inc. (S)			7,365,296
172,700	Humana, Inc. (NON)			5,984,055
61,400	Laboratory Corp. of America Holdings (NON)			3,039,300
143,400	UnitedHealth Group, Inc.			13,552,734

				52,682,474
Homebuilding (0.9%)

12,000	NVR, Inc. (NON) (S)			8,620,200
Insurance (4.6%)

146,600	ACE, Ltd. (Bermuda)			6,297,936
550,900	American International Group, Inc.			28,013,265
104,900	Everest Re Group, Ltd. (Barbados)			8,622,780

				42,933,981
Investment Banking/Brokerage (2.8%)

97,100	Goldman Sachs Group, Inc. (The)			10,369,309
172,800	Lehman Brothers Holdings, Inc. (S)			15,849,216

				26,218,525
Leisure (1.0%)

198,700	Harley-Davidson, Inc. (S)			9,342,874
Lodging/Tourism (0.7%)

159,200	Royal Caribbean Cruises, Ltd. (Liberia)			6,689,584
Machinery (1.3%)

81,000	Cummins, Inc. (S)			5,508,000
116,200	Parker-Hannifin Corp.			6,965,028

				12,473,028
Manufacturing (0.6%)

75,600	Ingersoll-Rand Co., Ltd. Class A (Bermuda)			5,811,372
Medical Technology (1.8%)

106,700	Becton, Dickinson and Co. (S)			6,244,084
74,000	C.R. Bard, Inc. (S)			5,266,580
117,700	Edwards Lifesciences Corp. (NON)			5,183,508

				16,694,172
Metals (0.6%)

182,900	Alcoa, Inc.			5,307,758
Oil & Gas (8.9%)

141,500	Amerada Hess Corp.			13,251,475
213,700	Devon Energy Corp. (S)			9,652,829
672,000	ExxonMobil Corp.			38,324,160
319,000	Marathon Oil Corp.			14,855,830
91,700	Valero Energy Corp.			6,284,201

				82,368,495
Pharmaceuticals (8.3%)

581,000	Johnson & Johnson			39,874,030
938,300	Pfizer, Inc.			25,493,611
119,900	Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)			3,745,676
169,600	Wyeth			7,621,824

				76,735,141
Photography/Imaging (0.6%)

388,600	Xerox Corp. (NON) (S)			5,148,950
Power Producers (0.5%)

264,300	AES Corp. (The) (NON)			4,249,944
Restaurants (2.7%)

598,500	McDonald's Corp.			17,542,035
161,000	Yum! Brands, Inc.			7,560,560

				25,102,595
Retail (6.8%)

102,400	Abercrombie & Fitch Co. Class A			5,524,480
85,400	AutoZone, Inc. (NON) (S)			7,088,200
218,200	Best Buy Co., Inc. (S)			10,984,188
133,000	Home Depot, Inc. (The)			4,704,210
195,400	Lowe's Cos., Inc. (S)			10,182,294
135,400	Michaels Stores, Inc. (S)			4,495,280
224,600	Office Depot, Inc. (NON)			4,397,668
106,400	PETCO Animal Supplies, Inc. (NON)			3,330,320
375,900	Staples, Inc.			7,168,413
163,200	Supervalu, Inc.			5,150,592

				63,025,645
Schools (1.2%)

149,200	Apollo Group, Inc. Class A (NON)			10,760,304
Software (7.0%)

179,700	Adobe Systems, Inc.			10,686,759
242,500	Citrix Systems, Inc. (NON) (S)			5,456,250
101,900	Mercury Interactive Corp. (NON) (S)			4,211,527
979,500	Microsoft Corp. (S) (SEG)			24,781,350
1,084,900	Oracle Corp. (NON)			12,541,444
352,200	Symantec Corp. (NON)			6,614,316

				64,291,646
Technology Services (0.4%)

114,800	Fair Isaac Corp.			3,774,624

Telecommunications (1.0%)

317,500	Nextel Communications, Inc. Class A (NON)			8,886,825
Tobacco (3.0%)

432,400	Altria Group, Inc.			28,101,676

	Total Common stocks (cost $970,537,077)			$909,856,235
Short-term investments (8.2%) (a)
Principal amount				Value
$11,455,745	Putnam Prime Money Market Fund (e)			$11,455,745
64,245,904	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)			64,223,265

	Total Short-term investments (cost $75,679,010)			$75,679,010

	Total Investments (cost $1,046,216,087) (b)			$985,535,245

Putnam Growth Opportunities Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	8	$2,317,000	Jun-05	$2,970

Putnam Growth Opportunities Fund

Total return swap contracts outstanding at April 30, 2005 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with Citigroup Global Markets, Ltd. dated March 24, 2005 to receive (pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	$7,766,936	3/24/06	$(407,360)

Agreement with Citigroup Global Markets, Ltd. dated March 23, 2005 to receive (pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	5,402,005	3/23/06	(314,036)

			$(721,396)

NOTES
(a)	Percentages indicated are based on net assets of $924,482,645.

(b)

The aggregate identified cost on a tax basis is $1,047,285,386, resulting in gross unrealized appreciation and depreciation of $27,465,003 and $89,215,144, respectively, or net unrealized depreciation of $61,750,141.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $62,775,855.  The fund received cash collateral of $64,223,265 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $116,749 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $254,291,465 and $255,427,231, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont]

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005

Item 1. Schedule of Investments:

--------------------------------

PUTNAM INVESTMENT FUNDS

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Research Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (99.0%) (a)
Number of shares		Value
Aerospace and Defense (2.0%)

210,900	Boeing Co. (The)	$12,552,768
161,200	Lockheed Martin Corp.	9,825,140

		22,377,908
Airlines (0.6%)

430,800	Southwest Airlines Co.	6,410,304
Banking (7.3%)

603,100	Bank of America Corp.	27,163,624
628,600	Commerce Bancorp, Inc. (S)	17,594,514
70,400	Investors Financial Services Corp. (S)	2,953,280
511,400	U.S. Bancorp	14,268,060
321,900	Wells Fargo & Co.	19,294,686

		81,274,164
Biotechnology (2.6%)

281,800	Amgen, Inc. (NON)	16,403,578
182,300	Chiron Corp. (NON) (S)	6,225,545
106,400	Genzyme Corp. (NON)	6,236,104

		28,865,227
Building Materials (0.5%)

181,800	Masco Corp.	5,724,882
Cable Television (1.7%)

575,000	Comcast Corp. Class A (NON)	18,463,250
Chemicals (1.2%)

196,900	PPG Industries, Inc.	13,300,595
Commercial and Consumer Services (1.9%)

351,100	eBay, Inc. (NON)	11,140,403
290,600	Yahoo!, Inc. (NON)	10,028,606

		21,169,009
Communications Equipment (2.9%)

1,334,200	Cisco Systems, Inc. (NON)	23,054,976
259,100	Qualcomm, Inc.	9,039,999

		32,094,975
Computers (2.0%)

421,700	Dell, Inc. (NON)	14,687,811
99,600	Lexmark International, Inc. Class A (NON)	6,917,220

		21,605,031
Conglomerates (3.1%)

353,600	General Electric Co.	12,800,320
702,900	Tyco International, Ltd.	22,007,799

		34,808,119
Consumer Finance (3.6%)

218,000	Capital One Financial Corp.	15,454,020
472,100	Countrywide Financial Corp.	17,085,299
432,600	Providian Financial Corp. (NON)	7,211,442

		39,750,761
Consumer Goods (1.9%)

293,900	Avon Products, Inc. (S)	11,779,512
251,600	Estee Lauder Cos., Inc. (The) Class A	9,663,956

		21,443,468
Containers (1.1%)

214,000	Owens-Illinois, Inc. (NON)	5,247,280
150,200	Sealed Air Corp. (NON) (S)	7,275,688

		12,522,968
Electric Utilities (3.1%)

96,000	Dominion Resources, Inc.	7,238,400
152,200	Edison International	5,524,860
82,900	Entergy Corp.	6,076,570
117,500	Exelon Corp.	5,816,250
197,300	PG&E Corp.	6,850,256
91,100	Wisconsin Energy Corp.	3,212,186

		34,718,522
Electronics (3.0%)

751,700	Freescale Semiconductor, Inc. Class A (NON) (S)	14,071,824
838,400	Intel Corp.	19,719,168

		33,790,992
Energy (1.5%)

153,500	Cooper Cameron Corp. (NON) (S)	8,433,290
370,500	Pride International, Inc. (NON)	8,262,150

		16,695,440
Entertainment (1.0%)

262,100	Royal Caribbean Cruises, Ltd. (Liberia)	11,013,442
Financial (3.4%)

33,400	Chicago Mercantile Exchange (The) (S)	6,530,368
363,000	Fannie Mae	19,583,850
184,200	Freddie Mac	11,331,984

		37,446,202
Health Care Services (2.6%)

65,500	AmerisourceBergen Corp.	4,013,840
289,300	Cardinal Health, Inc.	16,076,401
104,500	HCA, Inc. (S)	5,835,280
99,200	Health Management Associates, Inc. Class A	2,453,216

		28,378,737
Homebuilding (0.7%)

10,100	NVR, Inc. (NON) (S)	7,255,335
Insurance (4.1%)

125,400	ACE, Ltd. (Bermuda)	5,387,184
572,500	American International Group, Inc.	29,111,625
135,400	Everest Re Group, Ltd. (Barbados)	11,129,880

		45,628,689
Investment Banking/Brokerage (1.1%)

131,100	Lehman Brothers Holdings, Inc.	12,024,492
Leisure (1.1%)

102,600	Brunswick Corp. (S)	4,309,200
165,400	Harley-Davidson, Inc.	7,777,108

		12,086,308
Lodging/Tourism (1.3%)

709,500	Cendant Corp.	14,126,145
Machinery (1.3%)

79,400	Caterpillar, Inc. (S)	6,991,170
119,800	Parker-Hannifin Corp. (S)	7,180,812

		14,171,982
Manufacturing (1.1%)

165,600	Ingersoll-Rand Co. Class A (Bermuda)	12,729,672
Media (2.8%)

1,042,100	Time Warner, Inc. (NON)	17,517,701
513,500	Walt Disney Co. (The)	13,556,400

		31,074,101
Medical Technology (2.1%)

90,900	Becton, Dickinson and Co.	5,319,468
122,000	Medtronic, Inc.	6,429,400
305,600	St. Jude Medical, Inc. (NON)	11,927,568

		23,676,436
Metals (0.5%)

200,500	Alcoa, Inc. (S)	5,818,510
Oil & Gas (7.2%)

116,900	Amerada Hess Corp.	10,947,685
854,900	ExxonMobil Corp. (SEG)	48,754,947
238,000	Marathon Oil Corp.	11,083,660
193,200	Nexen, Inc. (Canada)	9,277,357

		80,063,649
Pharmaceuticals (6.5%)

62,900	Allergan, Inc. (S)	4,427,531
155,900	Caremark Rx, Inc. (NON) (S)	6,243,795
85,400	Eli Lilly Co. (S)	4,993,338
462,000	Johnson & Johnson	31,707,060
442,500	Pfizer, Inc.	12,022,725
278,000	Wyeth	12,493,320

		71,887,769
Railroads (0.4%)

137,100	Norfolk Southern Corp.	4,304,940
Restaurants (1.6%)

615,700	McDonald's Corp.	18,046,167
Retail (6.2%)

84,700	Abercrombie & Fitch Co. Class A	4,569,565
165,600	AutoZone, Inc. (NON) (S)	13,744,800
257,200	Kohl's Corp. (NON) (S)	12,242,720
232,500	Lowe's Cos., Inc. (S)	12,115,575
208,800	Michaels Stores, Inc.	6,932,160
23,100	Sears Holdings Corp. (NON)	3,124,044
468,900	Staples, Inc.	8,941,923
237,900	Supervalu, Inc.	7,508,124

		69,178,911
Schools (1.0%)

154,300	Apollo Group, Inc. Class A (NON) (S)	11,128,116
Semiconductor (0.9%)

700,600	Applied Materials, Inc.	10,417,922
Software (5.1%)

113,300	Adobe Systems, Inc.	6,737,951
1,117,100	Microsoft Corp.	28,262,630
1,621,700	Oracle Corp. (NON)	18,746,852
322,300	Red Hat, Inc. (NON) (S)	3,464,725

		57,212,158
Technology Services (1.8%)

309,200	Automatic Data Processing, Inc. (S)	13,431,648
163,100	Fiserv, Inc. (NON)	6,899,130

		20,330,778
Telecommunications (2.3%)

271,700	American Tower Corp. Class A (NON) (S)	4,681,391
326,300	Nextel Communications, Inc. Class A (NON) (S)	9,133,137
205,900	PanAmSat Holding Corp. (S)	3,634,135
361,000	Sprint Corp. (FON Group) (S)	8,035,860

		25,484,523
Tobacco (2.9%)

501,400	Altria Group, Inc.	32,585,986

	Total Common stocks (cost $1,104,435,685)	$1,101,086,585
Short-term investments (5.5%) (a)
Principal amount		Value
$50,225,629	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)	$50,207,930
11,228,832	Putnam Prime Money Market Fund (e)	11,228,832

	Total Short-term investments (cost $61,436,762)	$61,436,762

	Total Investments (cost $1,165,872,447)(b)	$1,162,523,347

Putnam Research Fund
Forward currency contracts to sell at April 30, 2005 (Unaudited)
(aggregate face value $9,784,207)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Canadian Dollar	$9,608,288	$9,784,207	7/20/05	$175,919

Putnam Research Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	19	$5,502,875	Jun-05	$64,304

Putnam Research Fund

Total return swap contracts outstanding at April 30, 2005 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with Citigroup Global Markets, Ltd. dated February 17, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	$626,958	2/17/06	($35,124)

Agreement with Citigroup Global Markets, Ltd. dated February 24, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	629,439	2/24/06	(29,931)

			$ (65,055)

NOTES
(a)	Percentages indicated are based on net assets of $1,112,728,725.

(b)

The aggregate identified cost on a tax basis is $1,176,812,403, resulting in gross unrealized appreciation and depreciation of $51,091,891 and $65,380,947, respectively, or net unrealized depreciation of $14,289,056.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts and forward currency at April 30, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $48,350,375.  The fund received cash collateral of $50,207,930 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $138,625 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $296,430,271 and $294,962,125, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. [cont]

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005